Cover Page	3 Months Ended
Mar. 31, 2022
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Symbotic Inc.
Entity Central Index Key	0001837240
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false